Earnings Per Share - Summary of Reconciliation of Earnings Attributable to Ordinary Shareholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [line items]
Earnings attributable to BHP shareholders	$ 30,900	$ 11,304	$ 7,956
(Gain)/loss on sales of PP&E, Investments and Operations	(95)	(50)	4
Impairments of property, plant and equipment, financial assets and intangibles	515	2,633	494
Impairment expense	515	2,507	482
Exceptional items gross	620	4,423	1,540
Other			48
Tax effect of above adjustments	(97)	(60)	54
Subtotal of adjustments	(8,684)	3,100	695
Headline earnings	22,216	14,404	8,651
Diluted headline earnings	22,216	14,404	8,651
Discontinued operations [member]
Earnings per share [line items]
Exceptional items gross	(8,167)	47	6
Samarco dam failure [member]
Earnings per share [line items]
Impairment expense		111	95
Exceptional items gross	1,032	1,087	176
Cerrejón [Member]
Earnings per share [line items]
Impairment expense		466
BHP Mitsui Coal (BMC) gain on disposal [Member]
Earnings per share [line items]
Exceptional items gross	(840)	$ 0	$ 0
Gain On Petroleum Disposal [Member] | Discontinued operations [member]
Earnings per share [line items]
Exceptional items gross	$ (8,167)